RESTRUCTURING CHARGES	12 Months Ended
Jun. 30, 2015
RESTRUCTURING CHARGES

NOTE 14 — RESTRUCTURING CHARGES

Phone Hardware Integration

In July 2014, we announced a restructuring plan to simplify our organization and align NDS with our company’s overall strategy (the “Phone Hardware Integration Plan”). Pursuant to the Phone Hardware Integration Plan, we eliminated approximately 19,000 positions in fiscal year 2015, including approximately 13,000 professional and factory positions related to the NDS business. The actions associated with the Phone Hardware Integration Plan were completed as of June 30, 2015.

In connection with the Phone Hardware Integration Plan, we incurred restructuring charges of $1.3 billion during fiscal year 2015, including severance expenses and other reorganization costs, primarily associated with our facilities consolidation and write-downs of certain assets.

Phone Hardware Restructuring

In June 2015, management approved a plan to restructure our phone business to better focus and align resources (the “Phone Hardware Restructuring Plan”), under which we will eliminate up to 7,800 positions in fiscal year 2016. In connection with the Phone Hardware Restructuring Plan, we recorded restructuring charges of $780 million during fiscal year 2015, including severance expenses and other reorganization costs, primarily related to contractual obligations. The actions associated with the Phone Hardware Restructuring Plan are expected to be completed as of June 30, 2016.

Restructuring charges associated with each plan were included in impairment, integration, and restructuring expenses in our consolidated income statement, and reflected in Corporate and Other in our table of operating income (loss) by segment in Note 22 – Segment Information and Geographic Data.

Changes in the restructuring liability were as follows:

(In millions)	Severance	Asset Impairments and Other(a)	Total

Restructuring liability as of June 30, 2014	$0	$0	$0
Restructuring charges	1,308	770	2,078
Cash paid	(701)	(134)	(835)
Other	(19)	(387)	(406)

Restructuring liability as of June 30, 2015	$588	$249	$837

(a)

“Asset Impairments and Other” primarily reflects activities associated with the consolidation of our facilities and manufacturing operations, including asset write-downs of $372 million during fiscal year 2015, as well as contract termination costs.